Finance Lease (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 262,877	$ 270,883
Amounts representing interest and deferred finance fees	(41,560)	(44,428)
Finance lease obligations, net of interest and deferred finance fees	221,317	226,455
Current portion of finance lease obligations	44,930	21,783
Current portion of deferred finance fees	(629)	(699)
Non-current portion of finance lease obligations	179,131	207,592
Non-current portion of deferred finance fees	(2,115)	(2,221)
Total finance lease obligations, net of deferred finance fees	221,317	226,455
Japanese Leases No.1 and 2 [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	20,480	21,677
Japanese Lease No.3 [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	10,162	10,747
Japanese Lease No.4 [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	19,379	19,942
CMBFL Leases No.1 to 4 [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	63,394	65,187
Ocean Yield ASA [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	48,987	50,320
China Huarong Leases [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	36,254	37,385
CMBFL Shandong [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 64,221	$ 65,625